CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Consolidated net income (loss)	$ (626,210)	$ 157,877	$ (58,715)
Reconciling items:
Impairment charges	4,159	7,274	21,631
Depreciation and amortization	325,991	344,124	375,962
Deferred taxes	(311,085)	32,025	5,902
Provision for doubtful accounts	6,740	10,659	13,384
Amortization of deferred financing charges and note discounts, net	10,527	10,572	8,770
Share-based compensation	9,590	10,291	8,502
Gain on disposal of operating and other assets	(29,347)	(363,485)	(5,468)
Loss on Due from iHeartCommunications	855,648	0	0
(Gain) loss on investments	1,045	(531)	0
Equity in loss of nonconsolidated affiliates	990	1,689	289
Foreign exchange transaction (gain) loss	(29,563)	69,599	(14,790)
Other reconciling items, net	(4,710)	(135)	1,350
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	(39,790)	30,308	(57,580)
(Increase) decrease in prepaid expenses and other current assets	9,608	(15,939)	(7,578)
Increase (decrease) in accrued expenses	(7,316)	25,518	3,617
Increase (decrease) in accounts payable	(4,126)	(3,797)	25,690
Increase (decrease) in accrued interest	431	194	(4,072)
Increase (decrease) in deferred income	(13,273)	(18,119)	2,549
Changes in other operating assets and liabilities	809	10,386	(20,758)
Net cash provided by operating activities	160,118	308,510	298,685
Cash flows from investing activities:
Purchases of property, plant and equipment	(224,238)	(229,772)	(218,332)
Proceeds from disposal of assets	72,049	808,194	11,264
Purchases of other operating assets	(837)	(2,244)	(23,640)
Change in other, net	(1,496)	(2,098)	(27,017)
Net cash provided by (used for) investing activities	(154,522)	574,080	(257,725)
Cash flows from financing activities:
Payments on credit facilities	(909)	(2,100)	(3,849)
Proceeds from long-term debt	156,000	6,856	222,777
Payments on long-term debt	(748)	(2,334)	(56)
Net transfers from (to) iHeartCommunications	(181,939)	45,099	17,007
Dividends and other payments to noncontrolling interests	(12,010)	(16,917)	(30,870)
Dividends paid	(332,824)	(755,538)	0
Change in other, net	(7,083)	(1,565)	(5,955)
Net cash provided by (used for) financing activities	(379,513)	(726,499)	199,054
Effect of exchange rate changes on cash	9,536	(5,330)	(13,231)
Net increase (decrease) in cash and cash equivalents	(364,381)	150,761	226,783
Cash, cash equivalents and restricted cash at beginning of period	552,691	401,930	175,147
Cash and cash equivalents at end of year	188,310	552,691	401,930
SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for interest	374,309	368,051	356,021
Cash paid during the year for income taxes	$ 33,747	$ 40,185	$ 43,781